Consolidated Balance Sheets - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 34,671,156	€ 37,240,162
Prepaid expenses and other current assets	2,737,108	1,519,023
Total current assets	37,408,264	38,759,185
Non-current assets
Property and equipment, net	65,928	23,090
Other non-current asset- related party	3,350	3,350
Other non-current assets	800,000	1,241,215
Total non-current assets	869,278	1,267,655
Total assets	38,277,542	40,026,840
Current liabilities
Accounts payable	247,911	164,819
Accounts payable - related party	277,654	25,047
Accrued expenses	382,862	712,313
Accrued expenses - related party	172,359	132,141
Other current liabilities	120,252	100,719
Total current liabilities	1,201,038	1,135,039
Non-current liabilities
Other non current liabilities	32,407
Retirement benefit obligation	55,192	30,618
Total long-term liabilities	87,599	30,618
Commitments and contingencies
Stockholders’ equity
Common stock, no par value, 59,700,000 shares authorized and 18,216,858 shares issued and outstanding	66,121,033	65,880,990
Accumulated deficit	(29,132,128)	(27,019,807)
Total stockholders’ equity	36,988,905	38,861,183
Total liabilities and stockholders’ equity	€ 38,277,542	€ 40,026,840